Commitments and contingencies - Summary of pending litigations (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Pending litigations [Line Items]
Number of claim	1,197
Claim amount	₩ 1,409,369
Return of unjust earning
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 5,027
Loss claim
Pending litigations [Line Items]
Number of claim	2	[1]
Claim amount	₩ 73,830	[1]
Loss claim
Pending litigations [Line Items]
Number of claim	2	[2]
Claim amount	₩ 36,937	[2]
Others
Pending litigations [Line Items]
Number of claim	465
Claim amount	₩ 390,946
Others | Shinhan Bank Co., Ltd. [Member]
Pending litigations [Line Items]
Claim amount	164,553
Others | Shinhan Card Co., Ltd. [Member]
Pending litigations [Line Items]
Claim amount	13,206
Others | SHINHAN SECURITIES CO., LTD. [Member]
Pending litigations [Line Items]
Claim amount	120,534
Others | Shinhan Life Insurance Co., Ltd. [Member]
Pending litigations [Line Items]
Claim amount	10,350
Others | Shinhan Capital Co., Ltd. [Member]
Pending litigations [Line Items]
Claim amount	₩ 30,864
Loss claim regarding responsibility [Member]
Pending litigations [Line Items]
Number of claim	9	[3]
Claim amount	₩ 261,630	[3]
Other trust-related litigations
Pending litigations [Line Items]
Number of claim	718	[4]
Claim amount	₩ 640,999	[4]

[1]	Following a partial loss in the first trial on February 14, 2025, approximately W 63,200 million was paid. An appeal has been filed and the case is currently pending in the second trial.
[2]	Subsequent to the end of the reporting period, a partial loss was decided in the first trial on February 5, 2026, and approximately W 41,500 million was paid. As of December 31, 2025 the Group has recognized litigation provisions of approximately W 40,100 million.
[3]	As of the end of the reporting period, there were five cases pending in the court of first instance (claim amount: W 169,930 million) and four cases pending in the court of second instance (claim amount: W 91,700 million). However, subsequent to the reporting period, all cases were concluded through withdrawal of the lawsuits following separate settlements with the plaintiffs.
[4]	These lawsuits are related to the trust business of Shinhan Asset Trust Co., Ltd. In the event of a loss, the judgment amount (principal and interest) will be paid from the trust account or can be recovered through a right of indemnity against trust-related parties. Accordingly, the impact on the Group’s own account is expected to be limited.